SHARE CAPITAL - Disclosure of stock options outstanding and exercisable (Details) - Stock options [Member]	12 Months Ended
Jul. 31, 2026 Share $ / shares
Disclosure of classes of share capital [line items]
Number of Options Exercisable	8,562,600
Number of Options Outstanding	10,411,000
Weighted Average Remaining Contractual Life (Years)	3 years 5 months 12 days
April 26, 2029 [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.133
Number of Options Exercisable	1,950,000
Number of Options Outstanding	1,950,000
Weighted Average Remaining Contractual Life (Years)	2 years 8 months 26 days
May 8, 2029 [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.167
Number of Options Exercisable	300,000
Number of Options Outstanding	300,000
Weighted Average Remaining Contractual Life (Years)	2 years 9 months 7 days
March 14, 2030 [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.85
Number of Options Exercisable	4,826,000
Number of Options Outstanding	4,826,000
Weighted Average Remaining Contractual Life (Years)	3 years 7 months 13 days
September 8, 2030 [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 1.97
Number of Options Exercisable	1,161,600
Number of Options Outstanding	1,760,000
Weighted Average Remaining Contractual Life (Years)	4 years 1 month 9 days
October 22, 2027 [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 3.82
Number of Options Exercisable	50,000
Number of Options Outstanding	50,000
Weighted Average Remaining Contractual Life (Years)	1 year 2 months 23 days
December 5, 2029 [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.5
Number of Options Exercisable	75,000
Number of Options Outstanding	75,000
Weighted Average Remaining Contractual Life (Years)	3 years 4 months 6 days
January 30, 2028 [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.75
Number of Options Exercisable	200,000
Number of Options Outstanding	200,000
Weighted Average Remaining Contractual Life (Years)	1 year 6 months
May 7, 2031 [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.18
Number of Options Exercisable	0
Number of Options Outstanding	750,000
Weighted Average Remaining Contractual Life (Years)	4 years 9 months 7 days
May 7, 2028 [Member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.18
Number of Options Exercisable	0
Number of Options Outstanding	500,000
Weighted Average Remaining Contractual Life (Years)	1 year 9 months 7 days